Consolidated Balance Sheets (Parenthetical) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CHF
Accounts and notes receivable, allowances	$ 96.5	$ 112.4
Common stock, par value (per share)	$ 0.01		0.50
Common stock, shares authorized	426.0	213.0	213.0
Common stock, shares issued	202.4	213.0	213.0
Treasury stock, shares	19.9	15.6	15.6